Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
Note 6 - Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
The following information provides insight into amounts impacting the Company’s and Southwest’s Other comprehensive income (loss), both before and after-tax impacts, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated other comprehensive income (“AOCI”) in the Consolidated Balance Sheets and the Consolidated Statements of Equity.
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss):

	Year Ended December 31,
	2022			2021			2020
(Thousands of dollars)	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$4,079	$(980)	$3,099	$59,176	$(14,202)	$44,974	$(57,539)	$13,809	$(43,730)
Amortization of prior service cost	175	(42)	133	959	(230)	729	1,155	(277)	878
Amortization of net actuarial (gain)/loss	34,818	(8,357)	26,461	44,597	(10,703)	33,894	37,830	(9,079)	28,751
Regulatory adjustment	(28,232)	6,775	(21,457)	(88,194)	21,167	(67,027)	7,435	(1,785)	5,650
Pension plans other comprehensive income (loss)	10,840	(2,604)	8,236	16,538	(3,968)	12,570	(11,119)	2,668	(8,451)
FSIRS (designated hedging activities):
Amounts reclassified into net income	545	(129)	416	2,174	(522)	1,652	3,247	(780)	2,467
FSIRS other comprehensive income (loss)	545	(129)	416	2,174	(522)	1,652	3,247	(780)	2,467
Total other comprehensive income (loss) –Southwest Gas Corporation	11,385	(2,733)	8,652	18,712	(4,490)	14,222	(7,872)	1,888	(5,984)
Foreign currency translation adjustments:
Translation adjustments	(6,133)	—	(6,133)	20	—	20	1,713	—	1,713
Foreign currency other comprehensive income (loss)	(6,133)	—	(6,133)	20	—	20	1,713	—	1,713
Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$5,252	$(2,733)	$2,519	$18,732	$(4,490)	$14,242	$(6,159)	$1,888	$(4,271)
(1) Tax amounts are calculated using a 24% rate. With regard to foreign currency translation adjustments, the Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, and no repatriation of earnings anticipated, the Company is not recognizing a tax effect or presenting a tax expense or benefit for currency translation adjustments in Other comprehensive income (loss).
The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

	Defined Benefit Plans			FSIRS			Foreign Currency Items
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit	After-Tax	AOCI
Beginning Balance AOCI December 31, 2021	$(61,182)	$14,685	$(46,497)	$(545)	$129	$(416)	$152	$—	$152	$(46,761)
Net actuarial gain/(loss)	4,079	(980)	3,099	—	—	—	—	—	—	3,099
Translation adjustments	—	—	—	—	—	—	(6,133)	—	(6,133)	(6,133)
Other comprehensive income before reclassifications	4,079	(980)	3,099	—	—	—	(6,133)	—	(6,133)	(3,034)
FSIRS amount reclassified from AOCI (1)	—	—	—	545	(129)	416	—	—	—	416
Amortization of prior service cost (2)	175	(42)	133	—	—	—	—	—	—	133
Amortization of net actuarial loss (2)	34,818	(8,357)	26,461	—	—	—	—	—	—	26,461
Regulatory adjustment (3)	(28,232)	6,775	(21,457)	—	—	—		—	—	(21,457)
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	10,840	(2,604)	8,236	545	(129)	416	(6,133)	—	(6,133)	2,519
Ending Balance AOCI December 31, 2022	$(50,342)	$12,081	$(38,261)	$—	$—	$—	$(5,981)	$—	$(5,981)	$(44,242)
(1)The FSIRS reclassification amount is included in Net interest deductions on the Company’s Consolidated Statements of Income.
(2)These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(3)The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in Deferred charges and other assets on the Company’s Consolidated Balance Sheets).
(4)    Tax amounts are calculated using a 24% rate.
The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:

	Defined Benefit Plans			FSIRS
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (9)	After- Tax	Before- Tax	Tax (Expense) Benefit (9)	After- Tax	AOCI
Beginning Balance AOCI December 31, 2021	$(61,182)	$14,685	$(46,497)	$(545)	$129	$(416)	$(46,913)
Net actuarial gain/(loss)	4,079	(980)	3,099	—	—	—	3,099
Other comprehensive loss before reclassifications	4,079	(980)	3,099	—	—	—	3,099
FSIRS amount reclassified from AOCI (6)	—	—	—	545	(129)	416	416
Amortization of prior service cost (7)	175	(42)	133	—	—	—	133
Amortization of net actuarial loss (7)	34,818	(8,357)	26,461	—	—	—	26,461
Regulatory adjustment (8)	(28,232)	6,775	(21,457)	—	—	—	(21,457)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	10,840	(2,604)	8,236	545	(129)	416	8,652
Ending Balance AOCI December 31, 2022	$(50,342)	$12,081	$(38,261)	$—	$—	$—	$(38,261)
(6)    The FSIRS reclassification amount is included in Net interest deductions on Southwest’s Consolidated Statements of Income.
(7)    These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(8)    The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included Deferred charges and other assets on Southwest’s Consolidated Balance Sheets).
(9)    Tax amounts are calculated using a 24% rate.
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2022	2021
Net actuarial loss	$(360,113)	$(399,010)
Prior service cost	(1,353)	(1,528)
Less: amount recognized in regulatory assets	311,124	339,356
Recognized in AOCI	$(50,342)	$(61,182)
See Note 11 - Pension and Other Postretirement Benefits for more information on the defined benefit pension plans.